Small Company Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.5%)
Communication Services (5.0%)
*	Cargurus Inc.	719,651	21,611
*	Ziff Davis Inc.	392,559	19,102
*	IAC Inc.	227,963	12,269
*	ZipRecruiter Inc. Class A	734,517	6,978
	Iridium Communications Inc.	209,877	6,391
*	Yelp Inc.	70,337	2,467
	Playtika Holding Corp.	306,981	2,431
*	Clear Channel Outdoor Holdings Inc.	755,058	1,208
*	Anterix Inc.	31,660	1,192
*	Vimeo Inc.	235,261	1,188
*	EverQuote Inc. Class A	46,782	987
*	TripAdvisor Inc.	62,709	909
*	Mediaalpha Inc. Class A	33,683	610
*	Madison Square Garden Entertainment Corp.	10,113	430
*	Bandwidth Inc. Class A	21,528	377
*	DHI Group Inc.	116,046	214
	IDT Corp. Class B	4,114	157
*	Magnite Inc.	11,301	156
			78,677
Consumer Discretionary (10.6%)
	Churchill Downs Inc.	166,875	22,563
*	Chewy Inc. Class A	367,571	10,766
	Wingstop Inc.	16,678	6,939
*	Skechers USA Inc. Class A	86,303	5,775
	Texas Roadhouse Inc.	32,679	5,771
*	Sally Beauty Holdings Inc.	424,276	5,757
*	Abercrombie & Fitch Co. Class A	40,419	5,655
*	Sportradar Group AG Class A	423,881	5,133
*	Norwegian Cruise Line Holdings Ltd.	240,155	4,926
	Pool Corp.	12,840	4,838
	Toll Brothers Inc.	30,193	4,665
*	frontdoor Inc.	89,709	4,305
*	Fox Factory Holding Corp.	96,212	3,993
*	Cava Group Inc.	29,591	3,665
	Travel & Leisure Co.	77,981	3,593
	Wynn Resorts Ltd.	35,611	3,414
*	Duolingo Inc.	12,043	3,396
*	Carvana Co.	19,166	3,337
*	Sonos Inc.	251,339	3,089
*	Tri Pointe Homes Inc.	68,177	3,089
	American Eagle Outfitters Inc.	96,536	2,162
*	Dave & Buster's Entertainment Inc.	62,243	2,119
	Build-A-Bear Workshop Inc.	59,673	2,051
*	Deckers Outdoor Corp.	12,552	2,001
*	Urban Outfitters Inc.	49,782	1,907
*	Etsy Inc.	33,676	1,870
*	Brinker International Inc.	24,355	1,864
*	Shake Shack Inc. Class A	17,313	1,787
*	Light & Wonder Inc.	18,832	1,709
*	Modine Manufacturing Co.	11,563	1,536
	Tapestry Inc.	31,487	1,479
*	Wayfair Inc. Class A	26,223	1,473
*	Rush Street Interactive Inc.	134,496	1,459
*	Despegar.com Corp.	115,355	1,430
*	Visteon Corp.	14,442	1,376
*	Taylor Morrison Home Corp.	18,673	1,312
*	Warby Parker Inc. Class A	80,132	1,309
*	Valvoline Inc.	30,490	1,276
*	Gentherm Inc.	26,966	1,255

Small Company Growth Portfolio
		Shares	Market Value ($000)
	Academy Sports & Outdoors Inc.	21,353	1,246
*	Adtalem Global Education Inc.	15,940	1,203
*	Crocs Inc.	8,038	1,164
*	Hovnanian Enterprises Inc. Class A	5,567	1,138
	J Jill Inc.	42,827	1,057
*	Dorman Products Inc.	9,065	1,026
	Dick's Sporting Goods Inc.	4,202	877
	PulteGroup Inc.	6,047	868
	Upbound Group Inc.	26,653	853
	Hasbro Inc.	11,223	812
*	National Vision Holdings Inc.	68,783	750
	Murphy USA Inc.	1,453	716
*	Hanesbrands Inc.	94,236	693
	International Game Technology plc	27,617	588
	Bloomin' Brands Inc.	33,709	557
*	Chegg Inc.	286,960	508
*	Inspired Entertainment Inc.	54,685	507
*	Coursera Inc.	59,057	469
	Rocky Brands Inc.	14,676	468
	Standard Motor Products Inc.	13,776	457
*	Accel Entertainment Inc.	38,333	445
*	American Public Education Inc.	26,882	397
*	Sweetgreen Inc. Class A	10,973	389
	Dine Brands Global Inc.	11,508	359
	Boyd Gaming Corp.	5,070	328
	Monarch Casino & Resort Inc.	3,637	288
	Buckle Inc.	5,410	238
	Carriage Services Inc.	5,587	183
	Williams-Sonoma Inc.	1,082	168
	LCI Industries	1,351	163
*	Udemy Inc.	14,989	112
*	Stoneridge Inc.	6,110	68
			165,139
Consumer Staples (1.9%)
	Turning Point Brands Inc.	113,003	4,876
	PriceSmart Inc.	48,447	4,446
*	BJ's Wholesale Club Holdings Inc.	49,646	4,095
	Coca-Cola Consolidated Inc.	2,502	3,294
*	Performance Food Group Co.	39,489	3,095
*	Pilgrim's Pride Corp.	60,125	2,769
*	BellRing Brands Inc.	35,384	2,148
*	USANA Health Sciences Inc.	26,568	1,007
*	Vital Farms Inc.	27,460	963
	Energizer Holdings Inc.	25,488	809
*	Honest Co. Inc.	129,057	461
*	Celsius Holdings Inc.	11,561	363
*	e.l.f. Beauty Inc.	3,322	362
	Natural Grocers by Vitamin Cottage Inc.	6,114	182
	Oil-Dri Corp. of America	2,347	162
			29,032
Energy (2.5%)
	Viper Energy Inc.	258,973	11,682
	SM Energy Co.	97,583	3,901
	Diamondback Energy Inc.	20,424	3,521
	Matador Resources Co.	65,342	3,229
	Archrock Inc.	113,589	2,299
	Weatherford International plc	26,636	2,262
*	Oceaneering International Inc.	76,515	1,903
	Excelerate Energy Inc. Class A	77,963	1,716
	Texas Pacific Land Corp.	1,811	1,602
	Permian resources Corp.	91,342	1,243
	VAALCO Energy Inc.	153,541	881
	Dorian LPG Ltd.	25,016	861
	CONSOL Energy Inc.	7,868	824
	SFL Corp. Ltd.	64,503	746
*	REX American Resources Corp.	13,275	615
	Murphy Oil Corp.	14,644	494
	Solaris Energy Infrastructure Inc.	31,801	406

Small Company Growth Portfolio
		Shares	Market Value ($000)
*	DMC Global Inc.	29,045	377
			38,562
Financials (7.0%)
*	Euronet Worldwide Inc.	205,780	20,420
	Equitable Holdings Inc.	224,003	9,415
	WisdomTree Inc.	796,361	7,956
	First American Financial Corp.	87,459	5,773
*	Remitly Global Inc.	393,267	5,266
	Piper Sandler Cos.	18,062	5,126
*	NMI Holdings Inc.	107,505	4,428
	Virtus Investment Partners Inc.	18,245	3,821
*	StoneCo. Ltd. Class A	308,142	3,470
	SLM Corp.	151,352	3,461
*	Palomar Holdings Inc.	31,541	2,986
	Everest Group Ltd.	7,033	2,756
	Bank of NT Butterfield & Son Ltd.	71,100	2,622
	Mercury General Corp.	41,058	2,586
*	Skyward Specialty Insurance Group Inc.	62,250	2,535
	MarketAxess Holdings Inc.	9,838	2,521
*	Mr. Cooper Group Inc.	27,228	2,510
*	International Money Express Inc.	134,075	2,479
	Universal Insurance Holdings Inc.	88,782	1,967
	Federated Hermes Inc.	47,131	1,733
	Westamerica BanCorp	32,174	1,590
*	Payoneer Global Inc.	180,392	1,358
	Victory Capital Holdings Inc. Class A	22,947	1,271
*	Marqeta Inc. Class A	240,971	1,186
*	PagSeguro Digital Ltd. Class A	135,510	1,167
	Jefferies Financial Group Inc.	17,603	1,083
*	Hamilton Insurance Group Ltd. Class B	52,830	1,022
	Fidelis Insurance Holdings Ltd.	55,112	995
*	Toast Inc. Class A	34,855	987
	XP Inc. Class A	47,590	854
*	American Coastal Insurance Corp. Class C	63,154	712
	Hamilton Lane Inc. Class A	3,954	666
*	Moneylion Inc.	9,951	413
*	LendingTree Inc.	7,006	407
	Diamond Hill Investment Group Inc.	2,137	345
*	AvidXchange Holdings Inc.	30,818	250
	Brightsphere Investment Group Inc.	7,803	198
			108,335
Health Care (26.4%)
	STERIS plc	87,918	21,324
*	Doximity Inc. Class A	478,661	20,855
*	Merit Medical Systems Inc.	178,787	17,670
*	Cooper Cos. Inc.	159,844	17,637
*	TransMedics Group Inc.	110,870	17,407
*	Halozyme Therapeutics Inc.	276,858	15,847
*	Tandem Diabetes Care Inc.	271,001	11,493
*	Veracyte Inc.	330,075	11,236
*	Waystar Holding Corp.	366,712	10,228
	Teleflex Inc.	37,620	9,304
*	HealthEquity Inc.	112,216	9,185
*	QuidelOrtho Corp.	186,840	8,520
*	Sotera Health Co.	458,632	7,659
	Bio-Techne Corp.	95,100	7,601
*	Exact Sciences Corp.	91,175	6,211
*	Neurocrine Biosciences Inc.	52,580	6,058
*	Omnicell Inc.	136,267	5,941
*	Globus Medical Inc. Class A	81,494	5,830
*	Exelixis Inc.	221,236	5,741
*	Sarepta Therapeutics Inc.	42,327	5,286
*	Agios Pharmaceuticals Inc.	118,820	5,279
*	Natera Inc.	41,526	5,272
*	Arvinas Inc.	207,839	5,119
*	Medpace Holdings Inc.	14,424	4,815
*	Ultragenyx Pharmaceutical Inc.	83,327	4,629
*	Madrigal Pharmaceuticals Inc.	21,691	4,603
*	Tenet Healthcare Corp.	27,229	4,525

Small Company Growth Portfolio
		Shares	Market Value ($000)
*	Axogen Inc.	321,636	4,509
*	Legend Biotech Corp. ADR	92,519	4,508
*	Ionis Pharmaceuticals Inc.	105,162	4,213
*	SpringWorks Therapeutics Inc.	127,658	4,090
*	Dyne Therapeutics Inc.	110,632	3,974
*	Option Care Health Inc.	126,460	3,958
*	IQVIA Holdings Inc.	16,612	3,937
*	Lantheus Holdings Inc.	35,518	3,898
*	ADMA Biologics Inc.	191,332	3,825
	CONMED Corp.	52,844	3,801
*	PTC Therapeutics Inc.	96,747	3,589
*	Align Technology Inc.	13,746	3,496
*	Blueprint Medicines Corp.	37,209	3,442
	HealthStream Inc.	118,376	3,414
	Chemed Corp.	5,567	3,346
*	Certara Inc.	262,426	3,073
*	Veeva Systems Inc. Class A	13,567	2,847
*	Travere Therapeutics Inc.	200,017	2,798
*	Penumbra Inc.	13,927	2,706
*	Nevro Corp.	480,203	2,684
*	Hims & Hers Health Inc.	144,432	2,660
*	Inspire Medical Systems Inc.	12,516	2,642
*	Enanta Pharmaceuticals Inc.	253,365	2,625
	iRadimed Corp.	48,170	2,423
*	Addus HomeCare Corp.	18,091	2,407
*	Pennant Group Inc.	66,729	2,382
*	Insmed Inc.	30,528	2,229
*	Nuvalent Inc. Class A	19,476	1,992
*	Community Health Systems Inc.	310,188	1,883
*	Arcus Biosciences Inc.	119,758	1,831
*	BioCryst Pharmaceuticals Inc.	240,597	1,829
*	Viking Therapeutics Inc.	28,768	1,821
*	CareDx Inc.	56,770	1,773
	Bruker Corp.	25,339	1,750
*	AdaptHealth Corp.	150,492	1,690
*	Ironwood Pharmaceuticals Inc.	402,738	1,659
*	ACADIA Pharmaceuticals Inc.	107,533	1,654
*	Intra-Cellular Therapies Inc.	22,464	1,644
*	DaVita Inc.	9,794	1,606
*	Bioventus Inc. Class A	127,982	1,529
*	Charles River Laboratories International Inc.	7,270	1,432
*	Novocure Ltd.	90,625	1,417
*	Avidity Biosciences Inc.	30,596	1,405
*	Jazz Pharmaceuticals plc	11,850	1,320
*	LivaNova plc	24,818	1,304
*	RxSight Inc.	26,096	1,290
*	Alector Inc.	251,740	1,173
*	Crinetics Pharmaceuticals Inc.	20,834	1,065
	LeMaitre Vascular Inc.	11,165	1,037
*	Novavax Inc.	70,181	886
*	Mersana Therapeutics Inc.	467,632	884
*	Coherus Biosciences Inc.	824,304	857
*	MacroGenics Inc.	260,569	857
*	Esperion Therapeutics Inc.	507,501	837
*	Fate Therapeutics Inc.	237,600	832
*	Viridian Therapeutics Inc.	36,450	829
*	Beam Therapeutics Inc.	33,232	814
*	Arcturus Therapeutics Holdings Inc.	34,917	810
*	Edgewise Therapeutics Inc.	29,685	792
*	Iovance Biotherapeutics Inc.	83,648	785
*	Sage Therapeutics Inc.	108,525	784
*	Alkermes plc	26,445	740
*	Aclaris Therapeutics Inc.	639,021	735
*	Vaxcyte Inc.	6,392	730
*	Phreesia Inc.	31,891	727
*	Rigel Pharmaceuticals Inc.	44,931	727
*	Vir Biotechnology Inc.	96,167	720
*	Bridgebio Pharma Inc.	28,237	719
*	Joint Corp.	61,701	706
*	Tactile Systems Technology Inc.	43,805	640

Small Company Growth Portfolio
		Shares	Market Value ($000)
*	UFP Technologies Inc.	2,016	638
*	Aerovate Therapeutics Inc.	290,429	607
*,1	Agenus Inc.	110,762	607
*	Apellis Pharmaceuticals Inc.	20,969	605
*	10X Genomics Inc. Class A	26,268	593
*	Prothena Corp. plc	34,410	576
*	Nurix Therapeutics Inc.	24,290	546
*	4D Molecular Therapeutics Inc.	48,641	526
*	Rapt Therapeutics Inc.	233,916	470
*	Arcutis Biotherapeutics Inc.	48,737	453
*	Janux Therapeutics Inc.	9,810	446
*	Kymera Therapeutics Inc.	9,044	428
*	Adaptive Biotechnologies Corp.	79,082	405
*	Codexis Inc.	121,510	374
*	Castle Biosciences Inc.	13,013	371
*	HilleVax Inc.	209,639	369
*	CorVel Corp.	984	322
*	Health Catalyst Inc.	38,434	313
*	Karyopharm Therapeutics Inc.	363,707	302
*	Marinus Pharmaceuticals Inc.	171,211	301
*	Amylyx Pharmaceuticals Inc.	90,132	292
*	Arrowhead Pharmaceuticals Inc.	14,936	289
*	CytomX Therapeutics Inc.	235,814	278
*	Altimmune Inc.	44,080	271
*	WaVe Life Sciences Ltd.	32,611	267
*	Fulcrum Therapeutics Inc.	70,081	250
*	Shattuck Labs Inc.	70,545	246
*	Cabaletta Bio Inc.	47,786	226
*	ALX Oncology Holdings Inc.	122,837	224
*	Avantor Inc.	8,578	222
*	Organogenesis Holdings Inc.	76,370	218
*	Cullinan Therapeutics Inc.	12,510	209
*	Inmode Ltd.	12,150	206
*	Stoke Therapeutics Inc.	15,476	190
*	Affimed NV	53,893	181
	Encompass Health Corp.	1,694	164
*	OptimizeRx Corp.	21,227	164
*	Pediatrix Medical Group Inc.	13,360	155
*	Viemed Healthcare Inc.	21,005	154
*	Puma Biotechnology Inc.	60,024	153
*	ANI Pharmaceuticals Inc.	2,540	152
*	Precision BioSciences Inc.	15,405	138
*	Foghorn Therapeutics Inc.	14,588	136
*	Black Diamond Therapeutics Inc.	30,421	132
*	Voyager Therapeutics Inc.	17,869	105
	Mei Pharma Inc.	36,960	105
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $1,125)	107,359	89
*,1,3	Cartesian Therapeutics Inc.	414,811	75
*	Corbus Pharmaceuticals Holdings Inc.	2,504	52
*	Cue Biopharma Inc.	48,489	37
			409,898
Industrials (21.1%)
	RB Global Inc. (XTSE)	336,562	27,090
	Sensata Technologies Holding plc	568,730	20,395
*	Alight Inc. Class A	2,476,871	18,329
	Applied Industrial Technologies Inc.	72,000	16,065
*	Generac Holdings Inc.	91,619	14,556
*	ACV Auctions Inc. Class A	668,661	13,594
	Curtiss-Wright Corp.	30,962	10,177
	Toro Co.	113,006	9,801
*	Kirby Corp.	77,165	9,447
*	Cimpress plc	105,111	8,611
	Matson Inc.	60,034	8,562
*	Middleby Corp.	60,560	8,426
	Federal Signal Corp.	85,121	7,955
	Comfort Systems USA Inc.	20,328	7,935
	EMCOR Group Inc.	17,218	7,413
	Primoris Services Corp.	88,806	5,158
	UFP Industries Inc.	38,571	5,061

Small Company Growth Portfolio
		Shares	Market Value ($000)
	Griffon Corp.	71,185	4,983
*	XPO Inc.	45,268	4,867
	Apogee Enterprises Inc.	69,215	4,846
	Allison Transmission Holdings Inc.	48,660	4,675
	GFL Environmental Inc. (XTSE)	115,455	4,604
*	Core & Main Inc. Class A	99,907	4,436
*	AZEK Co. Inc.	91,946	4,303
	Heartland Express Inc.	340,464	4,181
	Advanced Drainage Systems Inc.	25,393	3,991
	John Bean Technologies Corp.	39,697	3,911
	Maximus Inc.	41,925	3,906
	Costamare Inc.	226,666	3,563
	Vertiv Holdings Co. Class A	35,502	3,532
	H&E Equipment Services Inc.	68,328	3,326
	Watts Water Technologies Inc. Class A	15,142	3,137
	Herc Holdings Inc.	19,457	3,102
	EnerSys	29,665	3,027
*	Sterling Infrastructure Inc.	18,318	2,656
*	Legalzoom.com Inc.	398,720	2,532
	Lennox International Inc.	4,188	2,531
*	GMS Inc.	27,423	2,484
	Interface Inc.	121,484	2,305
*	Lyft Inc. Class A	176,325	2,248
*	American Woodmark Corp.	23,539	2,200
*	Huron Consulting Group Inc.	19,041	2,070
	Mueller Water Products Inc. Class A	88,694	1,925
	Trinity Industries Inc.	54,235	1,890
	Brink's Co.	16,030	1,854
*	American Superconductor Corp.	78,049	1,842
*	Gibraltar Industries Inc.	26,119	1,826
*	Franklin Covey Co.	42,667	1,755
	Barrett Business Services Inc.	45,904	1,722
*	Blue Bird Corp.	35,213	1,689
	MSA Safety Inc.	9,412	1,669
*	MRC Global Inc.	129,920	1,655
*	Beacon Roofing Supply Inc.	18,753	1,621
*	Liquidity Services Inc.	66,632	1,519
	Pitney Bowes Inc.	186,911	1,333
	Enerpac Tool Group Corp.	30,081	1,260
*	IES Holdings Inc.	5,868	1,171
	Aris Water Solutions Inc. Class A	69,157	1,167
	Heidrick & Struggles International Inc.	29,314	1,139
*	Upwork Inc.	100,879	1,054
	BWX Technologies Inc.	9,212	1,001
	Genpact Ltd.	25,126	985
*	Masterbrand Inc.	53,094	984
	Marten Transport Ltd.	53,367	945
	Atkore Inc.	9,984	846
	Franklin Electric Co. Inc.	7,413	777
*	Fluor Corp.	13,935	665
*	Paylocity Holding Corp.	4,008	661
	REV Group Inc.	22,692	637
	Miller Industries Inc.	10,331	630
	Powell Industries Inc.	2,493	553
	Landstar System Inc.	2,750	519
	CRA International Inc.	2,806	492
*	Graham Corp.	15,851	469
	Preformed Line Products Co.	3,384	433
	Boise Cascade Co.	2,574	363
	Terex Corp.	6,783	359
*	Hillman Solutions Corp.	32,282	341
*	Babcock & Wilcox Enterprises Inc.	141,791	289
	Gorman-Rupp Co.	6,746	263
	Virco Mfg. Corp.	14,892	206
	Argan Inc.	1,945	197
*	Sun Country Airlines Holdings Inc.	16,485	185
*	IBEX Holdings Ltd.	8,686	173
*	SPX Technologies Inc.	985	157
*	Leonardo DRS Inc.	5,274	149
*	Joby Aviation Inc.	27,363	138

Small Company Growth Portfolio
		Shares	Market Value ($000)
	ArcBest Corp.	1,220	132
	Avis Budget Group Inc.	1,492	131
	Hyster-Yale Inc.	1,722	110
*	Commercial Vehicle Group Inc.	23,208	75
			327,947
Information Technology (18.5%)
*	Trimble Inc.	407,267	25,287
*	Smartsheet Inc. Class A	436,786	24,180
*	Dynatrace Inc.	326,232	17,444
*	Okta Inc.	208,325	15,487
*,1	GLOBALFOUNDRIES Inc.	339,440	13,662
*	Blackbaud Inc.	137,993	11,685
*	Tenable Holdings Inc.	243,444	9,864
*	Manhattan Associates Inc.	34,683	9,759
*	nCino Inc.	290,093	9,164
*	Elastic NV	87,779	6,738
*	CommVault Systems Inc.	42,863	6,594
*	Pure Storage Inc. Class A	126,450	6,353
*	N-able Inc.	396,229	5,175
	Pegasystems Inc.	66,149	4,835
*	Dropbox Inc. Class A	186,952	4,754
*	Impinj Inc.	20,644	4,470
*	Wix.com Ltd.	26,310	4,398
*	RingCentral Inc. Class A	137,989	4,365
*	Consensus Cloud Solutions Inc.	155,142	3,654
*	OneSpan Inc.	217,141	3,620
	Jabil Inc.	29,391	3,522
*	ON Semiconductor Corp.	48,436	3,517
*	Extreme Networks Inc.	228,011	3,427
*	SMART Global Holdings Inc.	159,303	3,337
*	Nutanix Inc. Class A	51,465	3,049
*	8x8 Inc.	1,475,871	3,011
*	Alkami Technology Inc.	94,607	2,984
*	Semtech Corp.	64,639	2,951
*	Teradata Corp.	88,808	2,694
*	BigCommerce Holdings Inc. Series 1	438,369	2,564
*	Olo Inc. Class A	515,853	2,559
*	Domo Inc. Class B	321,011	2,411
*	DigitalOcean Holdings Inc.	58,909	2,379
*	Rapid7 Inc.	58,127	2,319
*	ACI Worldwide Inc.	42,678	2,172
*	Itron Inc.	18,769	2,005
*	PROS Holdings Inc.	108,175	2,003
*	Zeta Global Holdings Corp. Class A	66,502	1,984
*	Box Inc. Class A	56,314	1,843
	Amkor Technology Inc.	58,400	1,787
*	Procore Technologies Inc.	28,499	1,759
*	UiPath Inc. Class A	135,102	1,729
*	PDF Solutions Inc.	53,378	1,691
*	Fabrinet	6,921	1,636
	Sapiens International Corp. NV	41,865	1,560
*	Sanmina Corp.	22,366	1,531
*	MaxLinear Inc.	103,423	1,498
*	Gitlab Inc. Class A	28,940	1,492
*	Zuora Inc. Class A	168,869	1,456
*	Ultra Clean Holdings Inc.	36,304	1,450
	MKS Instruments Inc.	12,697	1,380
*	Arlo Technologies Inc.	110,909	1,343
*	FARO Technologies Inc.	69,984	1,340
*	Five9 Inc.	46,631	1,340
*	Yext Inc.	193,604	1,340
*	Weave Communications Inc.	98,893	1,266
*	Appfolio Inc. Class A	5,329	1,254
*	Q2 Holdings Inc.	14,511	1,158
*	Harmonic Inc.	76,137	1,109
*	Credo Technology Group Holding Ltd.	33,903	1,044
*	Couchbase Inc.	62,024	1,000
*	MARA Holdings Inc.	58,134	943
*	SentinelOne Inc. Class A	38,888	930

Small Company Growth Portfolio
		Shares	Market Value ($000)
*	AppLovin Corp. Class A	6,841	893
*	eGain Corp.	174,153	888
*	Appian Corp. Class A	24,922	851
*	ACM Research Inc. Class A	39,604	804
*	Calix Inc.	19,796	768
*	Turtle Beach Corp.	49,295	756
*	FormFactor Inc.	15,008	690
*	Confluent Inc. Class A	29,392	599
*	Ouster Inc.	80,593	508
*	Rambus Inc.	11,976	506
	Bentley Systems Inc. Class B	9,310	473
*	CPI Card Group Inc.	15,380	428
*	Alpha & Omega Semiconductor Ltd.	10,902	405
*	Cleanspark Inc.	41,519	388
*	Unity Software Inc.	17,078	386
*	SkyWater Technology Inc.	38,197	347
*	Brightcove Inc.	155,847	337
*	CEVA Inc.	13,427	324
*	Axcelis Technologies Inc.	2,787	292
*	Verint Systems Inc.	11,382	288
*	Ichor Holdings Ltd.	8,671	276
*	Backblaze Inc. Class A	42,714	273
*	inTEST Corp.	35,304	258
*	Viavi Solutions Inc.	24,243	219
	A10 Networks Inc.	13,835	200
*	Jamf Holding Corp.	10,604	184
*	Kaltura Inc.	130,995	178
*	Daktronics Inc.	13,578	175
*	Cambium Networks Corp.	91,286	167
*	Terawulf Inc.	31,084	146
*	Upland Software Inc.	37,477	93
			288,355
Materials (2.3%)
	Graphic Packaging Holding Co.	246,123	7,283
*	Axalta Coating Systems Ltd.	112,075	4,056
	Eagle Materials Inc.	12,356	3,554
	Innospec Inc.	27,307	3,088
	Louisiana-Pacific Corp.	22,361	2,403
	Myers Industries Inc.	160,742	2,221
	United States Lime & Minerals Inc.	19,765	1,930
*	Constellium SE	114,503	1,862
	Ardagh Metal Packaging SA	478,910	1,806
	Sealed Air Corp.	47,653	1,730
	Kaiser Aluminum Corp.	23,660	1,716
	Carpenter Technology Corp.	6,772	1,081
	Orion SA	53,295	949
*	O-I Glass Inc.	63,871	838
*	Core Molding Technologies Inc.	29,356	505
	Berry Global Group Inc.	5,918	402
*	Century Aluminum Co.	22,047	358
	Koppers Holdings Inc.	5,786	211
			35,993
Real Estate (0.8%)
*	Jones Lang LaSalle Inc.	14,876	4,014
	Ryman Hospitality Properties Inc.	24,623	2,641
	Lamar Advertising Co. Class A	19,030	2,542
	Universal Health Realty Income Trust	17,672	808
	Outfront Media Inc.	34,652	637
*	Compass Inc. Class A	89,193	545
	RMR Group Inc. Class A	20,386	517
*	Forestar Group Inc.	5,053	164
			11,868
Utilities (0.4%)
	NRG Energy Inc.	74,011	6,742
	Unitil Corp.	5,146	312
			7,054
Total Common Stocks (Cost $1,454,716)			1,500,860

Small Company Growth Portfolio
		Shares	Market Value ($000)
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[4,5]	Vanguard Market Liquidity Fund, 5.014% (Cost $60,105)	601,061	60,106
Total Investments (100.4%) (Cost $1,514,821)			1,560,966
Other Assets and Liabilities—Net (-0.4%)			(6,670)
Net Assets (100%)			1,554,296
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,310,000.
2	Restricted securities totaling $89,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $5,896,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	310	34,863	557
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small Company Growth Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,500,696	89	75	1,500,860
Temporary Cash Investments	60,106	—	—	60,106
Total	1,560,802	89	75	1,560,966
Derivative Financial Instruments
Assets
Futures Contracts[1]	557	—	—	557
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.